Research and development expenses - Breakdown of Research and Development Expenses (Detail) - EUR (€)	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure of disaggregation of revenue from contracts with customers [line items]
Research and development expenses	€ (29,607,908)	€ (23,067,934)	€ (60,522,301)	€ (41,580,950)
Clinical expenses [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Research and development expenses	(14,712,960)	(15,065,644)	(32,049,342)	(22,387,056)
Personnel expenses [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Research and development expenses	(9,351,648)	(6,450,500)	(17,777,098)	(11,630,976)
Manufacturing costs [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Research and development expenses	(2,571,095)	(1,572,017)	(5,799,627)	(4,135,971)
Nonclinical expenses [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Research and development expenses	(2,858,075)	130,020	(4,708,265)	(1,705,446)
License costs [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Research and development expenses	0	0	0	(1,500,000)
Intellectual Property costs [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Research and development expenses	€ (114,130)	€ (109,793)	€ (187,969)	€ (221,501)